Customers, Traders and Power Transport Concession Holders - Summary of Terms of Advances from Clients (Detail) R$ in Millions, GWh in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$) GWh	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure Of Advances From Customers [line items]
Advances from clients	R$ 79	R$ 233
Cemig GT [member]
Disclosure Of Advances From Customers [line items]
Advances from clients	R$ 79	233	R$ 181
Cemig GT [member] | BTG Pactual [member]
Disclosure Of Advances From Customers [line items]
Specified period for billing	-
Index for adjusting prepaid amounts	1.20 to 1.57% a.m.
Advances from clients		44
Cemig GT [member] | Deal Comercializadora [member]
Disclosure Of Advances From Customers [line items]
Specified period for billing	-
Index for adjusting prepaid amounts	1.2% a.m.
Advances from clients		1
Cemig GT [member] | White Martins Gases Industriais Ltda [member]
Disclosure Of Advances From Customers [line items]
Specified period for billing	January to March of 2019
Index for adjusting prepaid amounts	124% do CDI
GWh deliverable | GWh	72
Advances from clients	R$ 40	146
Cemig GT [member] | White Martins Gases Industriais Ltda1 [member]
Disclosure Of Advances From Customers [line items]
Specified period for billing	January to March of 2019
Index for adjusting prepaid amounts	124% do CDI
Advances from clients		R$ 42
Cemig GT [member] | Ferroligas [member]
Disclosure Of Advances From Customers [line items]
Specified period for billing	January to June of 2019
Index for adjusting prepaid amounts	136% do CDI
Advances from clients	R$ 39